Pension schemes	12 Months Ended
Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Pension schemes

6 Pension schemes

Accounting policy

The expense of defined benefit pension schemes and other post-retirement employee benefits is determined using the projected unit credit method and charged in the income statement as an operating expense, based on actuarial assumptions reflecting market conditions at the beginning of the financial year. Actuarial gains and losses are recognised in full in the statement of comprehensive income in the period in which they occur.

Past service costs and credits are recognised immediately at the earlier of when plan amendments or curtailments occur and when related restructuring costs or termination benefits are recognised. Settlements are recognised when they occur.

Net pension obligations in respect of defined benefit schemes are included in the statement of financial position at the present value of scheme liabilities, less the fair value of scheme assets. Where schemes are in surplus, i.e. assets exceed liabilities, the net pension assets are separately included in the statement of financial position. Any net pension asset is limited to the extent that the asset is recoverable.

The expense of defined contribution pension schemes and other employee benefits is charged in the income statement as incurred.

Critical judgement and key source of estimation uncertainty

At 31 December 2018, the Group operates defined benefit pension schemes in the UK and the US. These schemes require management to exercise judgement in estimating the ultimate cost of providing post-employment benefits, especially given the length of each scheme’s liabilities. Accounting for defined benefit pension schemes involves judgement about uncertain events, including the life expectancy of the members, salary and pension increases, inflation, the future operation of each scheme and the rate at which the future pension payments are discounted. Estimates for these factors are used in determining the pension cost and liabilities reported in the financial statements. The estimates made around future developments of each of the critical assumptions are made in conjunction with independent actuaries, and each scheme is subject to a periodic review by independent actuaries. Information regarding some of the assumptions used for valuation is provided below, together with a sensitivity analysis.

A number of pension schemes are operated around the world. The largest defined benefit schemes as at 31 December 2018 are in the UK and the US.

Major defined benefit schemes in place at 31 December 2018

The UK scheme is a final salary scheme and is closed to new hires. Members accrue a portion of their final pensionable earnings based on the number of years of service. The US scheme is a cash balance scheme and is closed to new hires. Members earn pay credits dependent on age and years of service up to certain limits which are added to an account balance that accrues interest at specified minimum rates. The US scheme was closed to future accruals effective 1 January 2019.

Each of the major defined benefit schemes is administered by a separate fund that is legally separated from the Group. The trustees of the pension funds in the UK and plan fiduciaries of the US scheme are required by law to act in the interest of the funds’ beneficiaries. In the UK, the trustees of the pension fund are responsible for the investment policy with regard to the assets of the fund. The board of trustees consists of an equal number of company-appointed and member-nominated Directors. In the US, the fiduciary duties for the scheme are allocated between committees which are staffed by senior employees of the Group; the investment committee has the primary responsibility for the investment and management of plan assets.

The funding of the Group’s major schemes reflects the different rules within each jurisdiction.

In the UK, the level of funding is determined by statutory triennial actuarial valuations in accordance with pensions legislation. Where the scheme falls below 100% funded status, the Group and the scheme trustees must agree on how the deficit is to be remedied. The UK Pensions Regulator has significant powers and sets out in codes and guidance the parameters for scheme funding.

The US scheme has an annual statutory valuation which forms the basis for establishing the employer contribution each year (subject to ERISA and IRS minimums). Should the statutory funded status fall to below 100%, the US Pension Protection Act requires the deficit to be rectified with additional contributions over a seven-year period.

The Group and the scheme trustees have completed the 2018 triennial valuation under which the Group has committed to providing £176m of deficit funding contributions to the scheme over the period 2019 to 2022.Employer cash contributions to defined benefit pension schemes, in respect of 2019 are expected to be approximately £62m including a pension deficit funding contribution of £44m relating to the UK scheme recovery plan.

In addition to the contributions set out above, the Group has committed to providing a further £132m of deficit funding contributions to the UK scheme over the period from 2020 to 2023. The 2018 triennial valuation has been completed.

The pension expense in total, including amounts in relation to the UK and US defined benefit schemes, and defined contribution schemes, recognised within the income statement consists of:

	2018 £m	2017 £m	2016 £m
Defined benefit pension expense (net of settlement and past service credits in 2018)	47	4	36
Defined contribution pension expense	95	91	75
Total	142	95	111

£135m (2017: £95m; 2016: £111m) of the total pension cost is recognised within operating profit. In 2018 a past service cost was recognised to account for the impact of GMP equalisation in the UK. In 2017 settlement and past service credits primarily relate to changes to the UK scheme.

The amounts recognised in the income statement in respect of defined benefit pension schemes during the year are presented by major scheme as follows:

	2018			2017			2016
	UK £m	US £m	Total £m	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Service cost	27	9	36	33	14	47	27	14	41
Settlement and past service credits	11	–	11	(42)	(1)	(43)	–	(5)	(5)
Defined benefit pension expense	38	9	47	(9)	13	4	27	9	36
Net interest on net defined benefit obligation	6	3	9	10	5	15	9	5	14
Net defined benefit pension expense	44	12	56	1	18	19	36	14	50

The 2017 settlement and past service cost credits primarily relate to changes to the UK scheme.

The significant valuation assumptions, determined for each major scheme in conjunction with the respective independent actuaries, are presented below. The net defined benefit pension expense for each year is based on the assumptions and scheme valuations set at 31 December of the prior year.

AS AT 31 DECEMBER	2018		2017		2016
	UK	US	UK	US	UK	US
Discount rate	2.85%	4.20%	2.60%	3.55%	2.65%	4.00%
Inflation	3.15%	2.50%	3.15%	2.50%	3.25%	2.50%

Discount rates are set by reference to high-quality corporate bond yields.

Mortality assumptions make allowance for future improvements in longevity and have been determined by reference to applicable mortality statistics. The average life expectancy assumptions are set out below:

AS AT 31 DECEMBER 2018	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	88	88
Member currently aged 45 years	87	87	90	89

The amount recognised in the statement of financial position in respect of defined benefit pension schemes at the start and end of the year and the movements during the year were as follows:

	2018			2017
	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Defined benefit obligation
At start of year	(3,854)	(1,075)	(4,929)	(3,883)	(1,120)	(5,003)
Service cost	(27)	(9)	(36)	(33)	(14)	(47)
Past service credits	(11)	–	(11)	42	1	43
Interest on pension scheme liabilities	(98)	(38)	(136)	(101)	(42)	(143)
Actuarial gain/(loss) on financial assumptions	91	85	176	45	(61)	(16)
Actuarial gain/(loss) arising from experience assumptions	4	2	6	(39)	1	(38)
Contributions by employees	(8)	–	(8)	(8)	–	(8)
Benefits paid	131	56	187	123	60	183
Exchange translation differences	–	(61)	(61)	–	100	100
At end of year	(3,772)	(1,040)	(4,812)	(3,854)	(1,075)	(4,929)

Fair value of scheme assets
At start of year	3,589	1,012	4,601	3,390	977	4,367
Interest income on plan assets	92	35	127	91	37	128
Return on assets excluding amounts included in interest income	(184)	(89)	(273)	181	106	287
Contributions by employer	39	7	46	42	43	85
Contributions by employees	8	–	8	8	–	8
Benefits paid	(131)	(56)	(187)	(123)	(60)	(183)
Exchange translation differences	–	57	57	–	(91)	(91)
At end of year	3,413	966	4,379	3,589	1,012	4,601

Opening net deficit	(265)	(63)	(328)	(493)	(143)	(636)
Service cost	(27)	(9)	(36)	(33)	(14)	(47)
Net interest on net defined benefit obligation	(6)	(3)	(9)	(10)	(5)	(15)
Settlement and past service credits	(11)	–	(11)	42	1	43
Contributions by employer	39	7	46	42	43	85
Actuarial (losses)/gains	(89)	(2)	(91)	187	46	233
Exchange translation differences	–	(4)	(4)	–	9	9
Overall net pension obligation	(359)	(74)	(433)	(265)	(63)	(328)

As at 31 December 2018, the defined benefit obligations comprised £4,582m (2017: £4,690m) in relation to funded schemes and £230m (2017: £239m) in relation to unfunded schemes.

The weighted average duration of defined benefit scheme liabilities is 19 years in the UK (2017: 20 years) and 12 years in the US (2017: 13 years). Deferred tax assets of £86m (2017: £66m) are recognised in respect of the pension scheme deficits.

A net pension asset has been recognised in relation to the US funded scheme after considering the guidance in IAS 19 Employee Benefits and IFRIC 14. The split between net pension obligations and net pension assets is as follows:

	2018 £m	2017 £m
Net pension asset	6	22
Net pension obligation	(439)	(350)
Overall net pension obligation	(433)	(328)

Amounts recognised in the statement of comprehensive income are set out below:

	2018 £m	2017 £m	2016 £m
Gains and losses arising during the year:
Experience gains/(losses) on scheme liabilities	6	(38)	25
Experience (losses)/gains on scheme assets	(273)	287	548
Actuarial (losses)/gains on the present value of scheme liabilities due to changes in:
– discount rates	242	(102)	(873)
– inflation	-	69	(96)
– other actuarial assumptions	(66)	17	134
	(91)	233	(262)
Net cumulative losses at start of year	(613)	(846)	(584)
Net cumulative losses at end of year	(704)	(613)	(846)

The major categories and fair values of scheme assets at the end of the reporting period are as follows:

FAIR VALUE OF SCHEME ASSETS	2018			2017
	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Equities	1,128	115	1,243	1,252	143	1,395
Government bonds	1,224	224	1,448	1,395	221	1,616
Corporate bonds	–	607	607	–	622	622
Property funds and ground leases	723	–	723	620	–	620
Structured debt and direct lending	290	–	290	253	–	253
Cash and cash equivalents	26	4	30	46	18	64
Other	22	16	38	23	8	31
Total	3,413	966	4,379	3,589	1,012	4,601

Assets and obligations associated with the schemes are sensitive to changes in the market values of assets and the market-related assumptions used to value scheme liabilities. In particular, adverse changes to asset values, discount rates or inflation could increase future pension costs and funding requirements.

Typically, the Group’s schemes are exposed to: investment risks, whereby actual rates of return on plan assets may be below those rates used to determine the defined benefit obligations, and interest rate risks, whereby scheme deficits may increase if bond yields in the UK and the US decline and are not offset by returns in government and corporate bond portfolios. The schemes are also exposed to other risks, such as unanticipated future increases in member longevity patterns and inflation, all potentially leading to an increase in scheme liabilities.

Investment policies of each scheme are intended to ensure continuous payment of defined benefit pensions in the short-term and long-term. Efforts are made to limit risks on marketable securities by adopting investment policies that diversify assets across geographies and among equities, government and corporate bonds, property funds and cash. Asset allocations are dependent on a variety of factors including the duration of scheme liabilities and the funded position of the plan.

All equities, government and corporate bonds have quoted prices in active markets.

Sensitivity analysis

The valuation of the Group’s pension scheme liabilities involves significant actuarial assumptions, being the life expectancy of the members, inflation and the rate at which the future pension payments are discounted. Differences arising from actual experience or future changes in assumptions may materially affect future pension charges. In particular, changes in assumptions for discount rates, inflation and life expectancies that are reasonably possible would have the following approximate effects on the defined benefit pension obligations:

£m
Increase/decrease of 0.25% in discount rate:	207
Increase/decrease of 0.25% in the expected inflation rate:	94
Increase/decrease of one year in assumed life expectancy:	177

The above analysis has been calculated on the same basis used to determine the defined benefit obligation recognised in the statement of financial position. There has been no change in the methods used to prepare the analysis compared with prior years. This sensitivity analysis may not be representative of the actual change in the defined benefit obligation as it is unlikely that changes in the above assumptions would occur in isolation of one another as some of the assumptions may be correlated.